Significant Accounting Policies (Details) - Schedule of Common Shares Subject to Redemption - USD ($)	3 Months Ended				9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of Common Shares Subject to Redemption [Abstract]
Gross proceeds						$ 115,000,000		$ 115,000,000
Less:
Proceeds allocated to Public Warrants								(1,016,600)
Proceeds allocated to Public Rights								(1,329,317)
Common Stock issuance costs								(8,304,420)
Plus:
Remeasurement of carrying value to redemption value	$ 577,377	$ 940,225	$ 939,518	$ 11,800,337	2,457,120			12,476,505
Common stock subject to possible redemption, December 31, 2022					$ 36,784,791			$ 116,826,168